INCOME TAX EXPENSE (Details) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Current income tax expense
Deferred income tax expense/ (benefit)
Total tax credit for the year from continuing operations
Total tax charge for the year from a discontinued operation			1,827
Total			¥ 1,827